SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                       [ ]

             Post-Effective Amendment No. 1 (File No. 333-79311)           [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 3 (File No. 811-07355)                   [X]
                                    ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
-------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
-------------------------------------------------------------------------------
                               (Name of Depositor)

                    IDS Tower 10, Minneapolis, MN 55440-0010
-------------------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code      (612) 671-3678
-------------------------------------------------------------------------------

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN        55440-0010
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date)pursuant to paragraph (b) of Rule 485
[ ] 60 days after  filing  pursuant to paragraph (a)(i) of Rule 485
[X]  on May 1, 2000 pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and Statements of Additional Information filed electronically herewith are not intended to supersede the prospectuses and Statements of Additional Information filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311, filed on or about August 10, 1999.

Prospectus


May 1, 2000


American Express Retirement Advisor Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

IDS Life Variable Account 10

Issued by:        IDS Life Insurance Company (IDS Life)


                  200 AXP Financial Center
                  Minneapolis, MN 55474


                  Telephone: 800-437-0602
                  http://www.americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


o        American Express(R)Variable Portfolio Funds                     o        MFS(R)Variable Insurance TrustSM
o        AIM Variable Insurance Funds, Inc.                              o        Putnam Variable Trust
o        American Century Variable Portfolios, Inc.                      o        Royce Capital Fund
o        Fidelity Variable Insurance Products Funds - Service Class      o        Third Avenue Variable Series Trust
o        Franklin Templeton Variable Insurance Products Trust - Class 2  o        Wanger Advisors Trust
o        Goldman Sachs Variable Insurance Trust (VIT)                    o        Warburg Pincus Trust
o        Janus Aspen Series: Service Shares                              o        New Fund
o        Lazard Retirement Series, Inc.



Please read the prospectuses carefully and keep them for future reference.


The contract provides for purchase payment credits. Surrender charges from contracts with purchase payment credits are higher than surrender charges for contracts without such credits. The amount of the credit may be more than offset by additional surrender charges associated with the credit.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of Contents

Key Terms..................................................................p
The Contract in Brief .....................................................p
Expense Summary............................................................p
Condensed Financial Information (Unaudited)................................p
Financial Statements.......................................................p
Performance Information....................................................p
The Variable Account and the Funds.........................................p
The Fixed Account..........................................................p
Buying Your Contract.......................................................p
Charges....................................................................p
Valuing Your Investment....................................................p
Making the Most of Your Contract...........................................p
Surrenders.................................................................p
TSA -- Special Surrender Provisions........................................p
Changing Ownership.........................................................p
Benefits in Case of Death..................................................p
The Annuity Payout Period..................................................p
Taxes......................................................................p
Voting Rights..............................................................p
Substitution of Investments................................................p
About the Service Providers................................................p
Year 2000..................................................................p
Table of Contents of the Statement of Additional Information...............p

Key Terms

These terms can help you understand details about your contract.

Accumulation unit -- A measure of the value of each subaccount before annuity payouts begin.

Annuitant -- The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts -- An amount paid at regular intervals under one of several plans.

Beneficiary -- The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


Contract -- A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


Contract value -- The total value of your contract before we deduct any applicable charges.

Contract year -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account -- An account to which you may allocate purchase payments. Amounts
you  allocate  to  this   account  earn   interest  at  rates  that  we  declare
periodically.

Funds -- Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:


o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o    Roth IRAs* under Section 408 A of the Code
o    SIMPLE IRAs* under Section 408(p) of the Code
o    Simplified  Employee  Pension (SEP) plans under  Section  408(k) of the
     Code
o    Section  401(k) plans under Section  401(k) of the Code
o    Custodial and trusteed pension  and  profit   sharing  plans  under
     Section   401(a)  of  the  Code
o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.

All other contracts are considered nonqualified annuities.

Settlement date -- The date when annuity payouts are scheduled to begin.

Surrender value -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief


Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment - Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


Accounts:  Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)


o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)


Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future.* (p. __ )


o Minimum initial purchase payment - $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o    Minimum additional purchase payment - $50.
o Minimum installment purchase payment - $50 monthly; $23.08 biweekly (scheduled payment plan billing).
o Maximum first-year purchase payments - $100,000 to $1,000,000 depending on your age.
o Maximum purchase payment for each subsequent year - $50,000 to $100,000 depending upon your age.



*Purchase payments are limited and may not be paid after the third contract anniversary in Massachusetts, Washington and Oregon.

Transfers: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p.)


Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p.)


Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p.)


Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p.)


Annuity Payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p.)


Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p.)


Charges


We assess certain charges in connection with your contract:


o        $30 annual contract administrative charge;


o for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o for qualified annuities a 0.75% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o        surrender charge;
o any premium taxes that may be imposed on us by state or local governments (Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and
o the operating expenses of the funds in which the subaccounts invest (if you allocate money to one or more subaccounts).


Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.


You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.

Contract owner expenses:

Surrender charge: contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*



               Seven-year schedule                                  Ten-year schedule*
  Years from purchase       Surrender charge           Years from purchase       Surrender charge
    payment receipt            percentage                payment receipt            percentage
           1                        7%                          1                        8%
           2                        7                           2                        8
           3                        7                           3                        8
           4                        6                           4                        7
           5                        5                           5                        7
           6                        4                           6                        6
           7                        2                           7                        5
      Thereafter                    0                           8                        4
                                                                9                        3
                                                               10                        2
                                                           Thereafter                    0


*Ten-year surrender charge schedule is not available in Oregon.

Surrender  charge under Annuity Payout Plan E --Payouts for a specified  period:
The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the assumed investment rate plus 1.22% for qualified annuities and 1.42% for nonqualified annuities. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


Annual contract administrative charge            $30**




**We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.


Annual subaccount expenses (as a percentage of average subaccount value):

Mortality and expense risk fee                 0.95% for nonqualified annuities

                                               0.75% for qualified annuities


[Annual operating expenses of the fund and expense examples to be updated upon amendment]


Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount.


[To be updated upon amendment]


Financial Statements


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

Performance Information


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

o        contract administrative charge,
o        mortality and expense risk fee, and
o surrender charge (assuming a surrender at the end of the illustrated period).


We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.


Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)


If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                                                                Investment Advisor or
Subaccount     Investing In                 Investment Objectives and Policies:                 Manager
-----------------------------------------------------------------------------------------------------------------------
     BC1       AXPSM Variable Portfolio -   Objective: long-term total return exceeding that    IDS Life, investment
     BC2       Blue Chip Advantage Fund     of the U.S. stock market. Invests primarily in      manager; American
                                            common stocks of companies included in the          Express Financial
                                            unmanaged S&P 500 Index.                            Corporation (AEFC)
                                                                                                investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     BD1       AXPSM Variable Portfolio -   Objective: high level of current income while       IDS Life, investment
     BD2       Bond Fund                    conserving the value of the investment for the      manager; AEFC
                                            longest time period. Invests primarily in           investment advisor.
                                            investment-grade bonds.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     CR1       AXPSM Variable Portfolio -   Objective: capital appreciation. Invests primarily  IDS Life, investment
     CR2       Capital Resource Fund        in U.S. common stocks.                              manager; AEFC
                                                                                                investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     CM1       AXPSM Variable Portfolio -   Objective: maximum current income consistent with   IDS Life, investment
     CM2       Cash Management Fund         liquidity and conservation of capital. Invests in   manager; AEFC
                                            money market securities.                            investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     DE1       AXPSM Variable Portfolio -   Objective: high level of current income and, as a   IDS Life, investment
     DE2       Diversified Equity Income    secondary goal, steady growth of capital. Invests   manager; AEFC
               Fund                         primarily in dividend-paying common and preferred   investment advisor.
                                            stocks.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

     EM1       AXPSM Variable Portfolio -   Objective: long-term capital growth. Invests        IDS Life, investment
     EM2       Emerging Markets Fund        primarily in equity securities of companies in      manager; AEFC
                                            emerging markets.                                   investment advisor;
                                                                                                American Express
                                                                                                Asset Management
                                                                                                International, Inc.,
                                                                                                a wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                is the
                                                                                                sub-investment
                                                                                                advisor.

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     EI1       AXPSM Variable Portfolio -   Objective: high current income, with capital        IDS Life, investment
     EI2       Extra Income Fund            growth as a secondary objective. Invests primarily  manager; AEFC
                                            in long-term, high-yielding, high-risk debt         investment advisor.
                                            securities below investment grade issued by U.S.
                                            and foreign corporations.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     FI1       AXPSM Variable Portfolio -   Objective: a high level of current income and       IDS Life, investment
     FI2       Federal Income Fund          safety of principal consistent with an investment   manager; AEFC
                                            in U.S. government and government agency            investment advisor.
                                            securities. Invests primarily in debt obligations
                                            issued or guaranteed as to principal and interest
                                            by the U.S. government, its agencies or
                                            instrumentalities.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     GB1       AXPSM Variable Portfolio -   Objective: high total return through income and     IDS Life, investment
     GB2       Global Bond Fund             growth of capital. Invests primarily in debt        manager; AEFC
                                            securities of U.S. and foreign issuers.             investment advisor.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
     GR1       AXPSM Variable Portfolio -   Objective: long-term capital growth. Invests        IDS Life, investment
     GR2       Growth Fund                  primarily in common stocks and securities           manager; AEFC
                                            convertible into common stocks that appear to       investment advisor.
                                            offer growth opportunities.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     IE1       AXPSM Variable Portfolio -   Objective: capital appreciation. Invests primarily  IDS Life, investment
     IE2       International Fund           in common stock of foreign issuers.                 manager; AEFC
                                                                                                investment advisor.
                                                                                                American Express
                                                                                                Asset Management
                                                                                                International, Inc.,
                                                                                                a wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                is the
                                                                                                sub-investment
                                                                                                advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     MF1       AXPSM Variable Portfolio -   Objective: maximum total investment return through  IDS Life, investment
     MF2       Managed Fund                 a combination of capital growth and current         manager; AEFC
                                            income. Invests primarily in stocks, convertible    investment advisor.
                                            securities, bonds and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     ND1       AXPSM Variable Portfolio -   Objective: long-term growth of capital. Invests     IDS Life, investment
     ND2       New Dimensions Fund          primarily in common stocks of U.S. and foreign      manager; AEFC
                                            companies showing potential for significant growth. investment advisor.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
     SP1       AXPSM Variable Portfolio -   Objective: long-term capital appreciation. Invests  IDS Life, investment
     SP2       S&P 500 Index Fund           primarily in securities that are expected to        manager; AEFC
                                            provide investment results that correspond to the   investment advisor.
                                            performance of the S&P 500 Index.

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     SC1       AXPSM Variable Portfolio -   Objective: long-term capital growth. Invests        IDS Life, investment
     SC2       Small Cap Advantage Fund     primarily in equity stocks of small companies that  manager; AEFC
                                            are often included in the S&P SmallCap 600 Index    investment advisor.
                                            or the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     SA1       AXPSM Variable Portfolio -   Objective: capital appreciation. Invests primarily  IDS Life, investment
     SA2       Strategy Aggressive Fund     in common stocks of small-and medium-size           manager; AEFC
                                            companies.                                          investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1CA       AIM V.I. Capital             Objective: growth of capital.  Invests primarily    A I M Advisors, Inc.
     2CA       Appreciation Fund            in common stocks, with emphasis on medium- or
                                            small-sized growth companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1CD       AIM V.I. Capital             Objective: long term growth of capital.  Invests    A I M Advisors, Inc.
     2CD       Development Fund             primarily in securities (including common stocks,
                                            convertible securities and bonds) of small- and
                                            medium-sized companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1IF       American Century VP          Objective: long term capital growth. Invests        American Century
     2IF       International Fund           primarily in stocks of growing foreign companies.   Investment
                                                                                                Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1VA       American Century VP Value    Objective: long-term capital growth, with income    American Century
     2VA       Fund                         as a secondary objective. Invests primarily in      Investment
                                            securities that management believes to be           Management, Inc.
                                            undervalued at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
     1GI       Fidelity VIP III Growth &    Objective: high total return through a combination  Fidelity Management &
     2GI       Income Portfolio (Service    of current income and capital appreciation.         Research Company
               Class)                       Invests primarily in common stocks with a focus on  (FMR), investment
                                            those that pay current dividends and show           manager; FMR U.K. and
                                            potential for capital appreciation.                 FMR Far East,
                                                                                                sub-investment
                                                                                                advisors.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1MP       Fidelity VIP III Mid Cap     Objective: long-term growth of capital. Invests     FMR, investment
     2MP       Portfolio (Service Class)    primarily in medium market capitalization common    manager; FMR U.K. and
                                            stocks.                                             FMR Far East,
                                                                                                sub-investment
                                                                                                advisors.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1OS       Fidelity VIP Overseas        Objective: long-term growth of capital. Invests     FMR, investment
     2OS       Portfolio (Service Class)    primarily in common stocks of foreign securities.   manager; FMR U.K.,
                                                                                                FMR Far East,
                                                                                                Fidelity
                                                                                                International
                                                                                                Investment
                                                                                                Advisors
                                                                                                (FIIA)and FIAA U.K.,
                                                                                                sub-investment
                                                                                                advisors.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1RE       FT VIP Franklin  Real Estate  Objective:  capital  appreciation  with a          Franklin  Advisers,
     2RE       Securities  Fund - Class 2    secondary goal to earn current income.             Inc.
                                             Invests primarily in securities of
                                             companies operating in the real estate
                                             industry,  primarily equity real estate
                                             investment trusts (REITS).
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1SI       FT VIP Franklin Value        Objective: long-term total return. Invests          Franklin Advisory
     2SI       Securities Fund - Class 2    primarily in equity securities of companies the     Services, LLC
                                            manager believes are significantly undervalued.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1IS       FT VIP Templeton             Objective: long-term capital appreciation. Invests  Templeton Investment
     2IS       International Smaller        primarily in equity securities of smaller           Counsel, Inc.
               Companies Fund - Class 2     companies located outside the U.S., including in
                                            emerging markets.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1SE       Goldman Sachs VIT CORESM     Objective: long-term growth of capital. Invests     Goldman Sachs Asset
     2SE       Small Cap Equity Fund        primarily in a broadly diversified portfolio of     Management
                                            equity securities of U.S. issuers which are
                                            included in the Russell 2000 Index at the time of
                                            investment.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1UE       Goldman Sachs VIT CORESM     Objective: long-term growth of capital and          Goldman Sachs Asset
     2UE       U.S. Equity Fund             dividend income. Invests primarily in a broadly     Management
                                            diversified portfolio of large-cap and blue chip
                                            equity securities representing all major sectors
                                            of the U.S. economy.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1MC       Goldman Sachs VIT Mid Cap    Objective: long-term capital appreciation.          Goldman Sachs Asset
     2MC       Value Fund                   Invests primarily in mid-capitalization U.S.        Management
                                            stocks that are believed to be undervalued or
                                            undiscovered by the marketplace.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
     1AG       Janus Aspen Series           Objective: long-term growth of capital. Invests     Janus Capital
     2AG       Aggressive Growth            primarily in common stocks selected for their
               Portfolio: Service Shares    growth potential and normally invests at least 50%
                                            of its equity assets in medium-sized companies.

-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

     1GT       Janus Aspen Series Global    Objectives:                                         Janus Capital
     2GT       Technology Portfolio:
               Service Shares


-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1IG       Janus Aspen Series           Objective: long-term growth of capital. Invests at  Janus Capital
     2IG       International Growth         least 65%of its total assets in securities of
               Portfolio: Service Shares    issuers from at least five different countries,
                                            excluding the U.S. It may at times invest all of
                                            its assets in fewer than five countries or even a
                                            single country.

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1IP       Lazard Retirement            Objective: long-term capital appreciation. Invests  Lazard Asset
     2IP       International Equity         primarily in equity securities, principally common  Management
               Portfolio                    stocks of relatively large non-U.S. companies
                                            (those whose total market value is more than $1
                                            billion) that the Investment Manager believes are
                                            undervalued based on their earnings, cash flow or
                                            asset values.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
     1MG       MFS(R) VIT Growth Series -   Objective                                           MFS Investment
     2MG       Service Class                                                                    Management(R)



-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1MD       MFS(R) VIT New Discovery     Objective: capital appreciation. Invests primarily  MFS Investment
     2MD       Series - Service Class       in equity securities of emerging growth companies.  Management(R)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1IN       Putnam VT International New  Objective: long-term capital appreciation by        Putnam Investment
     2IN       Opportunities Fund - Class   investing in companies that have above-average      Management, Inc.
               IB                           Shares  growth  prospects due to the
                                            fundamental  growth of their  market
                                            sector.  Invests primarily in growth
                                            stocks outside the U.S.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1VS       Putnam VT Vista Fund -       Objective: capital appreciation. Invests primarily  Putnam Investment
     2VS       Class IB Shares              in a diversified portfolio of common stocks that    Management, Inc.
                                            Putnam Management  believes have the
                                            potential for above-average  capital
                                            appreciation.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1MI        Royce Micro-Cap Portfolio   Objective: long-term growth of capital. Invests     Royce & Associates,
     2MI                                    primarily in a broadly diversified portfolio of     Inc.
                                            equity securities issued by micro-cap companies
                                            (companies with stock market capitalizations below
                                            $300 million).
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1SV       Third Avenue Value Portfolio Objective: long-term capital appreciation. Invests  The Investment
     2SV                                    primarily in common stocks of well-finance          Adviser EQSF
                                            companies at a substantial discount to what the     Advisers, Inc.
                                            Advisor believes is their true value.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1IT       Wanger International Small   Objective: long-term growth of capital.  Invests    Wanger Asset
     2IT       Cap                          primarily in stocks of small- and medium-size       Management, L.P.
                                            non-U.S. companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1SP       Wanger U.S. Small Cap        Objective: long-term growth of capital.  Invests    Wanger Asset
     2SP                                    primarily in stocks of small- and medium-size U.S.  Management, L.P.
                                            companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     1EG       Warburg Pincus Trust -       Objective: maximum capital appreciation. Invests    Warburg Pincus Asset
     2EG       Emerging Growth Portfolio    primarily in equity securities of small- to medium  Management, Inc.
                                            sized U.S. emerging-growth companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
               New Fund
-----------------------------------------------------------------------------------------------------------------------


The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results, and those results may differ significantly from other funds with similar investment objectives and policies.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.


The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion. Interest rates will be based on various factors including, but not limited to, returns earned on investments backing these contracts, interest rates on similar new annuities, interest rates credited to existing annuities we offer and our profit.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -Transfer policies" for restrictions on transfers involving the fixed account.)


Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o the length of the  surrender  charge period (seven or ten years);*


o the fixed account and/or  subaccounts in which you want to invest;
o how you want to make purchase payments; and
o a beneficiary.


*The ten-year surrender charge schedule is not available in Oregon.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

The settlement date
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs*, the settlement date must be:


o    no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)


For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:


o    on or after the date the annuitant reaches age 59 1/2; and


o for IRAs, SIMPLE IRAs* and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)


* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.


Beneficiary

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


Purchase payments: Purchase payments are limited and may not be paid after the third contract anniversary in Massachusetts, Washington and Oregon.




    Minimum allowable purchase payments*
       If paying by installments under a scheduled payment    If paying by any other method:
       plan:                                                      $1,000 initial payment for qualified annuities
         $23.08 biweekly, or                                      $2,000 initial payment for nonqualified annuities
         $50 per month                                            $50 for any additional payments


* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

    Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


       For the first year:                            For each subsequent year:
         $1,000,000 up to age 85                        $100,000 up to age 85
         $  100,000 for ages 86 to 90                   $ 50,000 for ages 86-90

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.       a partial surrender from the fixed account; or
2.       a lump sum transfer from the fixed account to a subaccount.

How to make purchase payments

1
By letter

Send your check along with your name and contract number to:

Regular mail:
IDS Life Insurance Company
Box 74
Minneapolis, MN 55440-0074

Express mail:
IDS Life Insurance Company
733 Marquette Avenue
Minneapolis, MN 55402

2
By scheduled payment plan

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o        a bank authorization.

Charges

Contract administrative charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Mortality and expense risk fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


Surrender charge
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract.* The surrender charge percentages that apply to you are shown in your contract.

*The ten-year surrender charge schedule is not available in Oregon.


For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.


2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.


3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.


4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:


                    Seven-year schedule                                         Ten-year schedule
 Years from purchase payment    Surrender charge percentage      Years from purchase      Surrender charge percentage
           receipt                                                 payment receipt
              1                              7%                           1                            8%
              2                              7                            2                            8
              3                              7                            3                            8
              4                              6                            4                            7
              5                              5                            5                            7
              6                              4                            6                            6
              7                              2                            7                            5
          Thereafter                         0                            8                            4
                                                                          9                            3
                                                                         10                            2
                                                                     Thereafter                        0

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay you the amount you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.


Surrender charge under Annuity Payout Plan E: Payouts for a specified period. Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.


Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:


o The contract date is July 1, 2000 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o        We received these payments:
         -$10,000 July 1, 2000;
         -$ 8,000 Dec.31, 2005
         -$ 6,000 Feb. 20, 2008; and


o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2009 and had not made any other surrenders during that contract year; and

o    The prior anniversary July 1, 2008 contract value was $28,000.

Surrender charge            Explanation
     $    0                 $2,500 is contract earnings surrendered without
                             charge; and

          0                 $300 is 10% of the prior anniversary contract value
                             that is in excess of contract earnings surrendered without charge (from above). 10% of $28,000= $2,800 minus $2,500 = $300


          0                 $10,000 July 1, 2000  payment was received  eight or
                             more  years  before  surrender  and  is
                             surrendered without surrender charge; and

        400                 $8,000 Dec. 31, 2005 payment is in its fifth year
                             from receipt, surrendered with a 5% surrender charge; and

        420                 $6,000 Feb. 20, 2008 payment is in its third year
                             from receipt, surrendered
        ---
                             with a 7% surrender charge.
       $820



For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay you the amount you requested. If you make a full surrender of your contract, we also will deduct the $30 contract administrative charge.

Waiver of surrender charges

We do not assess surrender charges for:

o    surrenders of any contract earnings;
o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;


o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.


o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o    contracts settled using an annuity payout plan;
o    amounts we refund to you during the free look period*;
o    death benefits*; and
o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment - Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 591/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Premium taxes


Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.


Valuing Your Investment


We value your accounts as follows:


Fixed account


We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o    plus any purchase payment credits allocated to the fixed account;
o    plus interest credited;
o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
o    minus any prorated contract administrative charge.

Subaccounts


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


Factors that affect subaccount accumulation units: accumulation units may change in two ways - in number and in value.


The number of accumulation units you own may fluctuate due to:

o        additional purchase payments you allocate to the subaccounts;
o        any purchase payment credits allocated to the subaccounts;
o        transfers into or out of the subaccounts;
o        partial surrenders;
o        surrender charges; and/or
o        prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

o        changes in funds' net asset value;
o        dividends distributed to the subaccounts;
o        capital gains or losses of funds;
o        fund operating expenses; and/or
o        mortality and expense risk fees.

Purchase payment credits


We add a credit* to your contract in the amount of:


o    1% of each purchase payment received:
         - if you elect the ten-year surrender charge schedule for your contract; or
         - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.
o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.


Because of higher charges, there may be circumstances where you may be worse off having received the credit than in other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full withdrawal in years five through ten. This credit is available because of lower costs associated with larger sized contracts and through revenue from a higher and longer withdrawal charge schedule. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credits. We use all the revenue from these lower costs and higher charges to pay for the cost of the credits. However, we could profit if contract owners hold their contracts for less than the surrender charge period. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.


*The ten-year surrender charge is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Making the Most of Your Contract

Automated dollar-cost averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


                              How dollar-cost averaging works

                                             Amount       Accumulation        Number of
                                 Month      invested       unit value      units purchased
                              ----------- ------------- ----------------- -------------------

By investing an                   Jan         $100            $20                 5.00
equal number of
dollars each month...             Feb          100             18                 5.56

                                  Mar          100             17                 5.88

you automatically                 Apr          100             15                 6.67
buy more units
when the per unit                 May          100             16                 6.25
market price is low...
                                  Jun          100             18                 5.56

                                  Jul          100             17                 5.88

                                  Aug          100             19                 5.26

and fewer units                  Sept          100             21                 4.76
when the per unit
market price is high.             Oct          100             20                 5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


Transferring money between accounts
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:



o    requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies
o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

How to request a transfer or surrender

1        By letter

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company


200 AXP Financial Center
Minneapolis, MN  55474


Express mail:
IDS Life Insurance Company
733 Marquette Avenue
Minneapolis, MN  55402

Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value

2        By automated transfers and automated partial surrenders


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Transfers or surrenders:   $50


Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                                account)


3        By phone

Call between 7 a.m. and 6 p.m. Central time:

1-800-437-0602 (toll free)

TTY service for the hearing impaired:

1-800-285-8846 (toll free)

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges - Surrender charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period Annuity payout plans").


Surrender policies
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving payment By regular or express mail:

o    payable to you;
o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o    request that payment be wired to your bank;
o    bank  account  must  be  in  the  same  ownership  as  your  contract; and
o    pre-authorization required.


For instructions, contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     - the surrender amount includes a purchase payment check that has not cleared;
     - the NYSE is  closed,  except  for normal  holiday  and  weekend closings;
     - trading on the NYSE is restricted, according to SEC rules;
     - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
     - the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

Participants in Tax-Sheltered Annuities


The  Code  imposes   certain   restrictions  on  your  right  to  receive  early
distributions from a TSA:

o    Distributions   attributable  to  salary  reduction   contributions   (plus
     earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you  separated  from the  service  of the  employer  who  purchased  the contract; or
     -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan as described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o    the contract value;
o    purchase payments, minus any "adjusted partial surrenders"; or
o the contract value as of the most recent sixth contract anniversary, plus any purchase payments paid and minus any "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o        the contract value; or
o        purchase payments minus any "adjusted partial surrenders."

Adjusted partial surrenders: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

                  (a) is the ratio of the amount of the partial surrender (including any applicable surrender charge) to the contract value on the date of (but prior to) the partial surrender; and

                  (b) is the death benefit on the date of (but prior to) the partial surrender.

Example of death benefit calculation when the owner and annuitant are age 80 or younger:


o        You purchase the contract with a payment of $20,000 on Jan. 1, 2000.


o On Jan 1, 2006 (the 6th contract anniversary) the contract value grows to $30,000.
o March 1, 2006 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


We calculate the death benefit on March 1, 2006 as follows:


      The contract value on the most recent 6th contract anniversary:                   $30,000.00
      plus any purchase payments paid since that anniversary:                           +     0.00
      minus any "adjusted partial surrenders" taken since that anniversary calculated
      as:           $1,500  x  $30,000    =
                                                                $28,000                 -   1,607.14
                                                                                        ------------
      for a death benefit of:                                                           $ 28,392.86


If your spouse is sole beneficiary under a nonqualified annuity and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. A death benefit paid in a single sum will be reduced by the amount of any purchase payment credits applied to the contract within 12 months of the date of death. (See "Valuing Your Investment - Purchase Payment credits.") We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o        the annuity payout plan you select;
o        the annuitant's age and, in most cases, sex;
o        the annuity table in the contract; and
o        the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity table
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C - Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. For qualified contracts, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified contracts, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges - Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Restrictions for some tax-deferred retirement plans: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:


     o   over the life of the annuitant;
     o   over the joint lives of the annuitant and a designated beneficiary;
     o   for a period not exceeding the life  expectancy  of the  annuitant;  or
     o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes


Generally, under current law, your contract has a tax-deferral feature. That is, any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs* may grow and be distributed tax-free if you meet certain distribution requirements.


Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


Qualified annuities: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs*) and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Purchase  payment  credits:   These  are  considered   earnings  and  are  taxed
accordingly.


Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under a contract (except a Roth IRA) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA* before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:


o    because of your death;
o    because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.


* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.


Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each  subaccount for your  contract;  divided by
o the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:
         o    laws or regulations change;
         o    the existing funds become unavailable; or
         o in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:
         o    add new subaccounts;
         o    combine any two or more subaccounts;
         o    make additional subaccounts investing in additional funds;
         o transfer assets to and from the subaccounts or the variable account; and
         o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers


Issuer and principal underwriter
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 200 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than _____ offices and _____ advisors.


IDS Life will pay commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

Legal proceedings
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchart and Susan Melchart vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21,1997. In addition to claims that were included in the Benacquisto lawsuit, the second action include an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, Richard Thoresen and Elizabeth Thoresen vs. AEFC, American Partners Life Insurance Company, American Enterprise Life Insurance Company, American Centurion Life Assurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, was filed in the same court on
October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g. IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs in each of the above actions seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.


IDS Life is included as a party to a preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrong doing. We do not anticipate that this proposed settlement or any other lawsuits in which IDS Life is a defendant, will have a material adverse effect on our financial condition.


Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the variable account. All of the major systems used by IDS Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.


A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.

Table of Contents of the Statement of Additional Information


Performance Information.......................................
Calculating Annuity Payouts...................................
Rating Agencies...............................................
Principal Underwriter.........................................
Independent Auditors..........................................
Financial Statements..........................................

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

[  ] American Express Retirement Advisor Variable AnnuitySM
[  ] American Express Variable Portfolio Funds
[  ] AIM Variable Insurance Funds, Inc.
[  ] American Century Variable Portfolios, Inc.
[  ] Fidelity Variable Insurance Products Funds - Service Class
[ ] Franklin Templeton Variable Insurance Products Trust - Class 2 [ ] Goldman Sachs Variable Insurance Trust (VIT)


[  ] Janus Aspen Series: Service Shares


[  ] Lazard Retirement Series, Inc.


[  ] MFS(R)Variable Insurance Trust SM


[  ] Putnam Variable Trust
[  ] Royce Capital Fund
[  ] Third Avenue Variable Series Trust
[  ] Wanger Advisors Trust
[  ] Warburg Pincus Trust


[  ] New Fund


Mail your request to:

IDS Life Insurance Company


200 AXP Financial Center
Minneapolis, MN 55474


We will mail your request to:

Your name______________________________________________________________________

Address________________________________________________________________________

City___________________________________________ State_______________ Zip_______

Prospectus


May 1, 2000


American Express Retirement Advisor Variable Annuity - Band 3

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY FOR:

o current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),

o current or retired American Express financial advisors and their spouses (advisors), and

o    individuals investing an initial payment of $1 million (other individuals).

IDS Life Variable Account 10

Issued by:        IDS Life Insurance Company (IDS Life)


                  200 AXP Financial Center
                  Minneapolis, MN 55474


                  Telephone: 800-437-0602
                  http://www.americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


o        American Express(R)Variable Portfolio Funds                     o        MFS(R)Variable Insurance TrustSM
o        AIM Variable Insurance Funds, Inc.                              o        Putnam Variable Trust
o        American Century Variable Portfolios, Inc.                      o        Royce Capital Fund
o        Fidelity Variable Insurance Products Funds - Service Class      o        Third Avenue Variable Series Trust
o        Franklin Templeton Variable Insurance Products Trust - Class 2  o        Wanger Advisors Trust
o        Goldman Sachs Variable Insurance Trust (VIT)                    o        Warburg Pincus Trust
o        Janus Aspen Series: Service Shares                              o        New Fund
o        Lazard Retirement Series, Inc.



Please read the prospectuses carefully and keep them for future reference.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of Contents


Key Terms....................................................................p
The Contract in Brief........................................................p
Expense Summary..............................................................p
Condensed Financial Information (Unaudited)..................................p
Financial Statements.........................................................p
Performance Information......................................................p
The Variable Account and the Funds...........................................p
The Fixed Account............................................................p
Buying Your Contract.........................................................p
Charges......................................................................p
Valuing Your Investment......................................................p
Making the Most of Your Contract.............................................p
Surrenders...................................................................p
TSA -- Special Surrender Provisions..........................................p
Changing Ownership...........................................................p
Benefits in Case of Death....................................................p
The Annuity Payout Period....................................................p
Taxes........................................................................p
Voting Rights................................................................p
Substitution of Investments..................................................p
About the Service Providers..................................................p
Year 2000....................................................................p
Table of Contents of the Statement of Additional Information.................p

Key Terms

These terms can help you understand details about your contract.

Accumulation unit -- A measure of the value of each subaccount before annuity payouts begin.

Annuitant -- The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts -- An amount paid at regular intervals under one of several plans.

Beneficiary -- The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


Contract -- A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


Contract value -- The total value of your contract before we deduct any applicable charges.

Contract year -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account -- An account to which you may allocate purchase payments. Amounts
you  allocate  to  this   account  earn   interest  at  rates  that  we  declare
periodically.

Funds -- Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity -- A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:


o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o    Roth IRAs* under Section 408 A of the Code
o    SIMPLE IRAs* under Section 408(p) of the Code
o    Simplified  Employee  Pension (SEP) plans under  Section  408(k) of the
     Code
o    Section  401(k) plans under Section  401(k) of the Code
o    Custodial and trusteed pension  and  profit   sharing  plans  under
     Section   401(a)  of  the  Code
o    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.


All other contracts are considered nonqualified annuities.

Settlement date -- The date when annuity payouts are scheduled to begin.

Surrender value -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.


Valuation date -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


Accounts:  Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future.* (p. __ )

o Minimum initial purchase payment - $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o    Minimum additional purchase payment - $50.
o Minimum installment purchase payment - $50 monthly; $23.08 biweekly ( scheduled payment plan billing).
o Maximum first-year purchase payments - $100,000 to $1,000,000 depending on your age.
o Maximum purchase payment for each subsequent year - $50,000 to $100,000 depending upon your age.

* Purchase payments are limited and may not be paid after the third contract anniversary in Massachusetts, Washington and Oregon.


Transfers: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p.)


Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p.)


Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p.)


Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p.)


Annuity Payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p.)


Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p.)


Charges


We assess certain charges in connection with your contract:


o   $30 annual contract administrative charge;


o a 0.55% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o any premium taxes that may be imposed on us by state or local governments (Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and
o the operating expenses of the funds in which the subaccounts invest (if you allocate money to one or more subaccounts).


Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund's prospectuses for more information on the operating expenses for each fund.


Contract owner expenses:

         Surrender charge                                       0%

         Annual contract administrative charge                $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

Annual subaccount expenses (as a percentage of average subaccount value):

         Mortality and expense risk fee                         0.55%


[Annual operating expenses of the fund and expense examples to be updated upon amendment]


Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount.


[To be updated upon amendment]


Financial Statements


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


Performance Information


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.


Total return figures reflect deduction of all applicable charges, including:

o        contract administrative charge, and
o        mortality and expense risk fee.


We may show total return quotations by means of schedules, charts or graphs.


Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)


If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

                                                                                                Investment Advisor or
Subaccount     Investing In                 Investment Objectives and Policies:                 Manager
-----------------------------------------------------------------------------------------------------------------------
     BC3       AXPSM Variable Portfolio -   Objective: long-term total return exceeding that    IDS Life, investment
               Blue Chip Advantage Fund     of the U.S. stock market. Invests primarily in      manager; American
                                            common stocks of companies included in the          Express Financial
                                            unmanaged S&P 500 Index.                            Corporation (AEFC)
                                                                                                investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     BD3       AXPSM Variable Portfolio -   Objective: high level of current income while       IDS Life, investment
               Bond Fund                    conserving the value of the investment for the      manager; AEFC
                                            longest time period. Invests primarily in           investment advisor.
                                            investment-grade bonds.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     CR3       AXPSM Variable Portfolio -   Objective: capital appreciation. Invests primarily  IDS Life, investment
               Capital Resource Fund        in U.S. common stocks.                              manager; AEFC
                                                                                                investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     CM3       AXPSM Variable Portfolio -   Objective: maximum current income consistent with   IDS Life, investment
               Cash Management Fund         liquidity and conservation of capital. Invests in   manager; AEFC
                                            money market securities.                            investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     DE3       AXPSM  Variable  Portfolio -Objective:  high  level of current                   IDS Life,  investment
               Diversified Equity Income   income and, as a secondary goal,                     manager;  AEFC
               Fund                        steady growth of capital.  Invests                   advisor.
                                           primarily in dividend-paying common  investment
                                           and preferred stocks.

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
     EM3       AXPSM Variable Portfolio -   Objective: long-term capital growth. Invests        IDS Life, investment
               Emerging Markets Fund        primarily in equity securities of companies in      manager; AEFC
                                            emerging markets.                                   investment advisor;
                                                                                                American Express
                                                                                                Asset Management
                                                                                                International, Inc.,
                                                                                                a wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                is the
                                                                                                sub-investment
                                                                                                advisor.

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     EI3       AXPSM Variable Portfolio -   Objective: high current income, with capital        IDS Life, investment
               Extra Income Fund            growth as a secondary objective. Invests primarily  manager; AEFC
                                            in long-term, high-yielding, high-risk debt         investment advisor.
                                            securities below investment grade issued by U.S.
                                            and foreign corporations.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     FI3       AXPSM Variable Portfolio -   Objective: a high level of current income and       IDS Life, investment
               Federal Income Fund          safety of principal consistent with an investment   manager; AEFC
                                            in U.S. government and government agency            investment advisor.
                                            securities. Invests primarily in debt obligations
                                            issued or guaranteed as to principal and interest
                                            by the U.S. government, its agencies or
                                            instrumentalities.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     GB3       AXPSM Variable Portfolio -   Objective: high total return through income and     IDS Life, investment
               Global Bond Fund             growth of capital. Invests primarily in debt        manager; AEFC
                                            securities of U.S. and foreign issuers.             investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     GR3       AXPSM Variable Portfolio -   Objective: long-term capital growth. Invests        IDS Life, investment
               Growth Fund                  primarily in common stocks and securities           manager; AEFC
                                            convertible into common stocks that appear to       investment advisor.
                                            offer growth opportunities.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     IE3       AXPSM Variable Portfolio -   Objective: capital appreciation. Invests primarily  IDS Life, investment
               International Fund           in common stock of foreign issuers.                 manager; AEFC
                                                                                                investment advisor.
                                                                                                American Express
                                                                                                Asset Management
                                                                                                International, Inc.,
                                                                                                a wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                is the
                                                                                                sub-investment
                                                                                                advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     MF3       AXPSM Variable Portfolio -   Objective: maximum total investment return through  IDS Life, investment
               Managed Fund                 a combination of capital growth and current         manager; AEFC
                                            income. Invests primarily in stocks, convertible    investment advisor.
                                            securities, bonds and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     ND3       AXPSM Variable Portfolio -   Objective: long-term growth of capital. Invests     IDS Life, investment
               New Dimensions Fund          primarily in common stocks of U.S. and foreign      manager; AEFC
                                            companies showing potential for significant growth. investment advisor.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
     SP3       AXPSM Variable Portfolio -   Objective: long-term capital appreciation. Invests  IDS Life, investment
               S&P 500 Index Fund           primarily in securities that are expected to        manager; AEFC
                                            provide investment results that correspond to the   investment advisor.
                                            performance of the S&P 500 Index.

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     SC3       AXPSM Variable Portfolio -   Objective: long-term capital growth. Invests        IDS Life, investment
               Small Cap Advantage Fund     primarily in equity stocks of small companies that  manager; AEFC
                                            are often included in the S&P SmallCap 600 Index    investment advisor.
                                            or the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     SA3       AXPSM Variable Portfolio -   Objective: capital appreciation. Invests primarily  IDS Life, investment
               Strategy Aggressive Fund     in common stocks of small-and medium-size           manager; AEFC
                                            companies.                                          investment advisor.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3CA       AIM V.I. Capital             Objective: growth of capital.  Invests primarily    A I M Advisors, Inc.
               Appreciation Fund            in common stocks, with emphasis on medium- or
                                            small-sized growth companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3CD       AIM V.I. Capital             Objective: long term growth of capital.  Invests    A I M Advisors, Inc.
               Development Fund             primarily in securities (including common stocks,
                                            convertible securities and bonds) of small- and
                                            medium-sized companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3IF       American Century VP          Objective: long term capital growth. Invests        American Century
               International Fund           primarily in stocks of growing foreign companies.   Investment
                                                                                                Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3VA       American Century VP Value    Objective: long-term capital growth, with income    American Century
               Fund                         as a secondary objective. Invests primarily in      Investment
                                            securities that management believes to be           Management, Inc.
                                            undervalued at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3GI       Fidelity VIP III Growth &    Objective:  high total return through a            Fidelity  Management
               Income Portfolio  (Service   combination  of current income                     & Research Company
               Class)                       and capital appreciation.                          (FMR),  investment
                                            Invests  primarily  in  common  stocks             manager; FMR U.K. and
                                            with a  focus  on those that pay current           FMR Far East,
                                            dividends and show  potential for capital          sub-investment advisors.
                                            appreciation.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3MP       Fidelity VIP III Mid Cap     Objective: long-term growth of capital. Invests     FMR, investment
               Portfolio (Service Class)    primarily in medium market capitalization common    manager; FMR U.K. and
                                            stocks.                                             FMR Far East,
                                                                                                sub-investment
                                                                                                advisors.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3OS       Fidelity VIP Overseas        Objective: long-term growth of capital. Invests     FMR, investment
               Portfolio (Service Class)    primarily in common stocks of foreign securities.   manager; FMR U.K.,
                                                                                                FMR Far East,
                                                                                                Fidelity
                                                                                                International
                                                                                                Investment
                                                                                                Advisors
                                                                                                (FIIA)and FIIA
                                                                                                U.K.,
                                                                                                sub-investment
                                                                                                advisors.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3RE       FT VIP Franklin Real Estate  Objective:  capital appreciation with               Franklin Advisers,
               Securities Fund - Class 2    a secondary goal to earn current income.            Inc.
                                            Invests primarily in securities of companies
                                            operating in the real estate industry,
                                            primarily equity real estate investment
                                            trusts (REITS).
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3SI       FT VIP Franklin Value        Objective: long-term total return. Invests          Franklin Advisory
               Securities Fund - Class 2    primarily in equity securities of companies the     Services, LLC
                                            manager believes are significantly undervalued.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3IS       FT VIP Templeton             Objective: long-term capital appreciation. Invests  Templeton Investment
               International Smaller        primarily in equity securities of smaller           Counsel, Inc.
               Companies Fund - Class 2     companies located outside the U.S., including in
                                            emerging markets.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3SE       Goldman Sachs VIT CORESM     Objective: long-term growth of capital. Invests     Goldman Sachs Asset
               Small Cap Equity Fund        primarily in a broadly diversified portfolio of     Management
                                            equity securities of U.S. issuers which are
                                            included in the Russell 2000 Index at the time of
                                            investment.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3UE       Goldman Sachs VIT CORESM     Objective: long-term growth of capital and          Goldman Sachs Asset
               U.S. Equity Fund             dividend income. Invests primarily in a broadly     Management
                                            diversified portfolio of large-cap and blue chip
                                            equity securities representing all major sectors
                                            of the U.S. economy.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3MC       Goldman Sachs VIT Mid Cap    Objective: long-term capital appreciation.          Goldman Sachs Asset
               Value Fund                   Invests primarily in mid-capitalization U.S.        Management
                                            stocks that are believed to be undervalued or
                                            undiscovered by the marketplace.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
     3AG       Janus Aspen Series           Objective: long-term growth of capital. Invests     Janus Capital
               Aggressive Growth            primarily in common stocks selected for their
               Portfolio: Service Shares    growth potential and normally invests at least 50%
                                            of its equity assets in medium-sized companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3GT       Janus Aspen Series Global    Objectives:                                         Janus Capital
               Technology Portfolio:
               Service Shares


-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3IG       Janus Aspen Series           Objective: long-term growth of capital. Invests at  Janus Capital
               International Growth         least 65%of its total assets in securities of
               Portfolio: Service Shares    issuers from at least five different countries,
                                            excluding the U.S. It may at times invest all of
                                            its assets in fewer than five countries or even a
                                            single country.

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3IP       Lazard Retirement            Objective: long-term capital appreciation. Invests  Lazard Asset
               International Equity         primarily in equity securities, principally common  Management
               Portfolio                    stocks of relatively large non-U.S. companies
                                            (those whose total market value is more than $1
                                            billion) that the Investment Manager believes are
                                            undervalued based on their earnings, cash flow or
                                            asset values.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
     3MG       MFS(R) VIT Growth Series -   Objective                                           MFS Investment
               Service Class                                                                    Management(R)


-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3MD       MFS(R) VIT New Discovery     Objective: capital appreciation. Invests primarily  Massachusetts
               Series - Service Class       in equity securities of emerging growth companies.  Financial Service
                                                                                                Company (MFS)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3IN       Putnam VT International New  Objective: long-term capital appreciation by        Putnam Investment
               Opportunities Fund - Class   investing in companies that have above-average      Management, Inc.
               IB Shares                    growth prospects due to the fundamental growth of
                                            their market sector. Invests primarily in growth
                                            stocks outside the U.S.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3VS       Putnam VT Vista Fund -       Objective: capital appreciation. Invests primarily  Putnam Investment
               Class IB Shares              in a diversified portfolio of common stocks that    Management, Inc.
                                            Putnam Management  believes have the
                                            potential for above-average  capital
                                            appreciation.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3MI        Royce Micro-Cap Portfolio   Objective: long-term growth of capital. Invests     Royce & Associates,
                                            primarily in a broadly diversified portfolio of     Inc.
                                            equity securities issued by micro-cap companies
                                            (companies with stock market capitalizations below
                                            $300 million).
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3SV       Third Avenue Value Portfolio Objective: long-term capital appreciation. Invests  The Investment
                                            primarily in common stocks of well-finance          Adviser EQSF
                                            companies at a substantial discount to what the     Advisers, Inc.
                                            Advisor believes is their true value.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3IT       Wanger International Small   Objective: long-term growth of capital.  Invests    Wanger Asset
               Cap                          primarily in stocks of small- and medium-size       Management, L.P.
                                            non-U.S. companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3SP       Wanger U.S. Small Cap        Objective: long-term growth of capital.  Invests    Wanger Asset
                                            primarily in stocks of small- and medium-size U.S.  Management, L.P.
                                            companies.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     3EG       Warburg Pincus Trust -       Objective: maximum capital appreciation. Invests    Warburg Pincus Asset
               Emerging Growth Portfolio    primarily in equity securities of small- to medium  Management, Inc.
                                            sized U.S. emerging-growth companies.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
               New Fund

-----------------------------------------------------------------------------------------------------------------------



The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results, and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.


The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion. Interest rates will be based on various factors, including, but not limited to, returns earned on investments backing these contracts, interest rates on similar new annuities, interest rates credited to existing annuities we offer and our profit.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -Transfer policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o the fixed account and/or  subaccounts  in which you want to invest;
o how you want to make purchase payments; and
o a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

The settlement date
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


For nonqualified annuities and Roth IRAs*, the settlement date must be:


o    no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)


For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:


o    on or after the date the annuitant reaches age 59 1/2; and


o for IRAs, SIMPLE IRAs* and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)


* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.


Beneficiary


If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


Purchase payments



Minimum allowable purchase payments*
    For employees/advisors:
    If paying by installments under a scheduled payment       If paying by any other method:
    plan:                                                         $1,000 initial payment for qualified annuities
         $23.08 biweekly, or                                      $2,000 initial payment for nonqualified annuities
         $50 per month                                            $50 for any additional payments


    For other individuals:
         $1 million


* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


    For employees/advisors:
      First year:                               Each subsequent year:
         $2,000,000 up to age 85                     $100,000 up to age 85
         $100,000 for ages 86 to 90                   $50,000 for ages 86 to 90

    For other individuals:
      First year:                                        Each subsequent year:
         $2,000,000 up to age 85                                $100,000
         $1,000,000 for ages 86 to 90


** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.       a partial surrender from the fixed account; or
2.       a lump sum transfer from the fixed account to a subaccount.

How to make purchase payments

1
By letter

Send your check along with your name and contract number to:

Regular mail:
IDS Life Insurance Company
Box 74
Minneapolis, MN 55440-0074

Express mail:
IDS Life Insurance Company
733 Marquette Avenue
Minneapolis, MN 55402

2
By scheduled payment plan

For employees/advisors only

We can help set you up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

Contract administrative charge
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Mortality and expense risk fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 0.55% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Premium taxes


Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct premium taxes when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.


Valuing Your Investment


We value your accounts as follows:


Fixed account
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o    plus interest credited;
o    minus the sum of amounts  surrendered and amounts  transferred  out;  and
o    minus  any  prorated  contract  administrative charge.

Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.


Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


Factors that affect subaccount accumulation units: accumulation units may change in two ways - in number and in value.


The number of accumulation units you own may fluctuate due to:

o        additional purchase payments you allocate to the subaccounts;
o        transfers into or out of the subaccounts;
o        partial surrenders; and/or
o        prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

o        changes in funds' net asset value;
o        dividends distributed to the subaccounts;
o        capital gains or losses of funds;
o        fund operating expenses; and/or
o        mortality and expense risk fees.

Making the Most of Your Contract

Automated dollar-cost averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


                                How dollar-cost averaging works

                                              Amount        Accumulation     Number of units
                                Month        invested        unit value         purchased
                            -------------- -------------- ---------------- ---------------------

By investing an                  Jan           $100             $20                5.00
equal number of
dollars each month...            Feb            100              18                5.56

                                 Mar            100              17                5.88

you automatically                Apr            100              15                6.67
buy more units
when the per unit                May            100              16                6.25
market price is low
                                 Jun            100              18                5.56

                                 Jul            100              17                5.88

                                 Aug            100              19                5.26

and fewer units                  Sept           100              21                4.76
when the per unit
market price is high.            Oct            100              20                5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


Transferring money between accounts
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.


We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o    requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies
o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

How to request a transfer or surrender

1        By letter

Send  your  name,   contract   number,   Social   Security  Number  or  Taxpayer
Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company


200 AXP Financial Center
Minneapolis, MN  55474


Express mail:
IDS Life Insurance Company
733 Marquette Avenue
Minneapolis, MN  55402

Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value

2        By automated transfers and automated partial surrenders


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Transfers or surrenders:   $50


Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)


3        By phone

Call between 7 a.m. and 6 p.m. Central time:

1-800-437-0602 (toll free)

TTY service for the hearing impaired:

1-800-285-8846 (toll free)

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period - Annuity payout plans").

Surrender policies
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving payment By regular or express mail:

o    payable to you;
o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o  request that payment be wired to your bank;
o  bank  account  must  be  in  the  same  ownership  as  your  contract;  and
o  pre-authorization required.


For instructions, contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     - the surrender amount includes a purchase payment check that has not cleared;
     - the NYSE is  closed,  except  for normal  holiday  and  weekend closings;
     - trading on the NYSE is restricted, according to SEC rules;
     - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
     - the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

Participants in Tax-Sheltered Annuities
The  Code  imposes   certain   restrictions  on  your  right  to  receive  early
distributions from a TSA:

o    Distributions   attributable  to  salary  reduction   contributions   (plus
     earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you  separated  from the  service  of the  employer  who  purchased  the contract; or
     -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan as described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o    the contract value;
o    purchase payments, minus any "adjusted partial surrenders"; or
o the contract value as of the most recent sixth contract anniversary, plus any purchase payments paid and minus any "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o    the contract value; or
o    purchase payments minus any "adjusted partial surrenders."

Adjusted partial surrenders: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

                  (a) is the ratio of the amount of the partial surrender to the contract value on the date of (but prior to) the partial surrender; and

                  (b) is the death benefit on the date of (but prior to) the partial surrender.

Example of death benefit calculation when the owner and annuitant are age 80 or younger:


o    You purchase the contract with a payment of $20,000 on Jan. 1, 2000.


o On Jan 1, 2006 (the 6th contract anniversary) the contract value grows to $30,000.
o March 1, 2006 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2006 as follows:

      The contract value on the most recent 6th contract anniversary:                   $30,000.00
      plus any purchase payments paid since that anniversary:                           +     0.00
      minus any "adjusted partial surrenders" taken since that anniversary calculated
      as:           $1,500  x  $30,000    =
                                                                $28,000               -   1,607.14
                                                                                       ------------
      for a death benefit of:                                                          $ 28,392.86


If your spouse is sole beneficiary under a nonqualified annuity and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

The Annuity Payout Period


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

     o    the annuity payout plan you select;
     o    the  annuitant's  age and, in most cases, sex;
     o    the  annuity  table in the  contract;  and
     o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract - Transfer policies."

Annuity table
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A - Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B - Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C - Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


o Plan E - Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Restrictions for some tax-deferred retirement plans: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:


     o over the life of the annuitant;
     o over the joint lives of the annuitant and a designated beneficiary;
     o for a period not exceeding the life  expectancy  of the  annuitant;  or
     o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes


Generally, under current law, your contract has a tax-deferred feature. That is, any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs* may grow and be distributed tax-free if you meet certain distribution requirements.


Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


Qualified annuities: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.



Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.


Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.


Death benefits to beneficiaries: The death benefit under a contract (except a Roth IRA) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefits under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA* before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:


o    because of your death;
o    because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


* These qualified annuities are not scheduled to be available until June 2000. Please see your sales representative for more information.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:


o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o the reserve held in each  subaccount for your  contract;  divided by
o the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:
         o    laws or regulations change;
         o    the existing funds become unavailable; or
         o in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:
         o    add new subaccounts;
         o    combine any two or more subaccounts;
         o    make additional subaccounts investing in additional funds;
         o transfer assets to and from the subaccounts or the variable account; and
         o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers


Issuer and principal underwriter
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 200 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than _____ offices and _____ advisors.


IDS Life will pay commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

Legal proceedings
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchart and Susan Melchart vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21,1997. In addition to claims that were included in the Benacquisto lawsuit, the second action include an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, Richard Thoresen and Elizabeth Thoresen vs. AEFC, American Partners Life Insurance Company, American Enterprise Life Insurance Company, American Centurion Life Assurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, was filed in the same court on
October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g. IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs in each of the above actions seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.


IDS Life is included as a party to a preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which IDS Life is a defendant, will have a material adverse effect on our financial condition.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the variable account. All of the major systems used by IDS Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.


A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.

Table of Contents of the Statement of Additional Information

Performance Information.......................................
Calculating Annuity Payouts...................................
Rating Agencies...............................................
Principal Underwriter.........................................
Independent Auditors..........................................
Financial Statements..........................................

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

[ ] American Express Retirement Advisor Variable AnnuitySM - Band 3 [ ] American Express Variable Portfolio Funds
[  ] AIM Variable Insurance Funds, Inc.
[  ] American Century Variable Portfolios, Inc.
[  ] Fidelity Variable Insurance Products Funds - Service Class
[ ] Franklin Templeton Variable Insurance Products Trust - Class 2 [ ] Goldman Sachs Variable Insurance Trust (VIT)


[  ] Janus Aspen Series: Service Shares


[  ] Lazard Retirement Series, Inc.


[  ] MFS(R)Variable Insurance TrustSM


[  ] Putnam Variable Trust
[  ] Royce Capital Fund
[  ] Third Avenue Variable Series Trust
[  ] Wanger Advisors Trust
[  ] Warburg Pincus Trust


[  ] New Fund

Mail your request to:

IDS Life Insurance Company


200 AXP Financial Center
Minneapolis, MN 55474


We will mail your request to:

Your name______________________________________________________________________

Address________________________________________________________________________

City___________________________________________ State_______________ Zip_______

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITYSM

                          IDS Life Variable Account 10


                                   May 1, 2000


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company


200 AXP Financial Center
Minneapolis, MN  55474


800-437-0602

                                TABLE OF CONTENTS

Performance Information......................................................p.

Calculating Annuity Payouts..................................................p.

Rating Agencies..............................................................p.

Principal Underwriter........................................................p.

Independent Auditors.........................................................p.

Financial Statements

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts begin investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at the time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



Average Annual Total Return For Nonqualified Annuities Without Surrender For
Periods Ending Dec. 31, 1999  (To be updated upon amendment)
                                                                Performance Since Commencement of the Fund*
                                                                                                 Since
Subaccount   Investing In:                                      1 Year   5 Years  10 Years    Commencement
----------   -------------                                      ------   -------  --------    ------------
             AXPSM VARIABLE PORTFOLIO
   BC1             Blue Chip Advantage Fund+                      --%      --%       --%          --%
   BD1             Bond Fund (10/81)**
   CR1             Capital Resource Fund (10/81)
   CM1             Cash Management Fund (10/81)
   DE1             Diversified Equity Income Fund (     )+
                   Emerging Markets Fund (     )
   EI1             Extra Income Fund (5/96)
   FI1             Federal Income Fund (     )+
   GB1             Global Bond Fund (5/96)
   GR1             Growth Fund (     )+
   IE1             International Fund (1/92)
   MF1             Managed Fund (4/86)
   ND1             New Dimensions Fund (5/96)
                   S&P 500 Index Fund (     )+
   SC1             Small Cap Advantage Fund (     )+
   SA1             Strategy Aggressive Fund (1/92)
             AIM V.I.
   1CA             Capital Appreciation Fund (5/93)
   1CD             Capital Development Fund (5/98)
             American Century
   1IF             VP International Fund (5/94)
   1VA             VP Value Fund (5/96)
             FIDELITY VIP
   1GI             III Growth & Income Portfolio (Service
                   Class) (12/96)
   1MP             III Mid Cap Portfolio (Service Class)
                   (12/98)
   1OS             Overseas Portfolio (Service Class) (12/87)
             FRANKLIN TEMPLETON VIP TRUST
   1RE             Real Estate Securities Fund - Class 2
                   (1/89)***
   1IS             Templeton International Smaller Companies
                   Fund - Class 2 (5/96)***
   1SI             Value  Securities  Fund - Class 2 (5/98)***
             GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
   1SE             CORESM Small Cap Equity Fund (2/98)
   1UE             CORESM U.S. Equity Fund (2/98)
   1MC             Mid Cap Value Fund (4/98)
             JANUS ASPEN SERIES
                   Aggressive Growth Portfolio - Service
                   Shares (     )
                   Global Technology Portfolio - Service
                   Shares (     )
                   International Growth Portfolio - Service
                   Shares (     )
             LAZARD RETIREMENT SERIES, INC.
   1IP             International Equity Portfolio (9/98)
             MFS(R) VIT
                   Growth Series - Service Class (     )
                   New Discovery Series - Service Class (    )


             PUTNAM VARIABLE TRUST
   1IN             Putnam VT International New Opportunities
                   Fund - Class IB Shares (4/98)
   1VS             Putnam VT Vista Fund - Class IB Shares
                   (1/99)
             ROYCE
   1MI             Micro-Cap Portfolio (12/96)
             THIRD AVENUE VARIABLE SERIES TRUST
   1SV             Value Portfolio (     )+
             WANGER
   1IT             International Small Cap (5/95)
   1SP             U.S. Small Cap (5/95)
             WARBURG PINCUS TRUST
   1EG             Emerging Growth Portfolio  (     )+


*Current  applicable  charges  deducted  from  fund  performance  include  a $30 contract administrative charge and a 0.95% mortality and expense risk fee. +Fund had not commenced operations as of Dec. 31, 1999.


**(Commencement date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.




Average Annual Total Return For Nonqualified Annuities With a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 1999
(To be updated upon amendment)
                                                                Performance Since Commencement of the Fund*
                                                                                                 Since
Subaccount   Investing In:                                      1 Year   5 Years  10 Years    Commencement
----------   -------------                                      ------   -------  --------    ------------
             AXPSM VARIABLE PORTFOLIO
   BC1             Blue Chip Advantage Fund+                      --%      --%       --%          --%
   BD1             Bond Fund (10/81)**
   CR1             Capital Resource Fund (10/81)
   CM1             Cash Management Fund (10/81)
   DE1             Diversified Equity Income Fund (     )+
                   Emerging Markets Fund (     )
   EI1             Extra Income Fund (5/96)
   FI1             Federal Income Fund (     )+
   GB1             Global Bond Fund (5/96)
   GR1             Growth Fund (     )+
   IE1             International Fund (1/92)
   MF1             Managed Fund (4/86)
   ND1             New Dimensions Fund (5/96)
                   S&P 500 Index Fund (     )+
   SC1             Small Cap Advantage Fund (     )+
   SA1             Strategy Aggressive Fund (1/92)
             AIM V.I.
   1CA             Capital Appreciation Fund (5/93)
   1CD             Capital Development Fund (5/98)
             American Century
   1IF             VP International Fund (5/94)
   1VA             VP Value Fund (5/96)
             FIDELITY VIP
   1GI             III Growth & Income Portfolio (Service
                   Class) (12/96)
   1MP             III Mid Cap Portfolio (Service Class)
                   (12/98)
   1OS             Overseas Portfolio (Service Class) (12/87)
             FRANKLIN TEMPLETON VIP TRUST
   1RE             Real Estate Securities Fund - Class 2
                   (1/89)***
   1IS             Templeton International Smaller Companies
                   Fund - Class 2 (5/96)***
   1SI             Value  Securities  Fund - Class 2 (5/98)***
             GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
   1SE             CORESM Small Cap Equity Fund (2/98)
   1UE             CORESM U.S. Equity Fund (2/98)
   1MC             Mid Cap Value Fund (4/98)
             JANUS ASPEN SERIES
                   Aggressive Growth Portfolio - Service
                   Shares (     )
                   Global Technology Portfolio - Service
                   Shares (     )
                   International Growth Portfolio - Service
                   Shares (     )
             LAZARD RETIREMENT SERIES, INC.
   1IP             International Equity Portfolio (9/98)
             MFS(R) VIT
                   Growth Series - Service Class (     )
                   New Discovery Series - Service Class (    )


             PUTNAM VARIABLE TRUST
   1IN             Putnam VT International New Opportunities
                   Fund - Class IB Shares (4/98)
   1VS             Putnam VT Vista Fund - Class IB Shares
                   (1/99)
             ROYCE
   1MI             Micro-Cap Portfolio (12/96)
             THIRD AVENUE VARIABLE SERIES TRUST
   1SV             Value Portfolio (     )+
             WANGER
   1IT             International Small Cap (5/95)
   1SP             U.S. Small Cap (5/95)
             WARBURG PINCUS TRUST
   1EG             Emerging Growth Portfolio  (     )+


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee and applicable surrender charges associated with the seven-year surrender charge schedule.
+  Fund  had  not   commenced   operations  as  of  Dec.  31,  1999.


**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.



Average Annual Total Return For Nonqualified Annuities With a Ten-Year Surrender
Charge Schedule For Periods Ending Dec. 31, 1999
(To be updated upon amendment)
                                                                Performance Since Commencement of the Fund*
                                                                                                 Since
Subaccount   Investing In:                                      1 Year   5 Years  10 Years    Commencement
----------   -------------                                      ------   -------  --------    ------------
             AXPSM VARIABLE PORTFOLIO
   BC1             Blue Chip Advantage Fund+                      --%      --%       --%          --%
   BD1             Bond Fund (10/81)**
   CR1             Capital Resource Fund (10/81)
   CM1             Cash Management Fund (10/81)
   DE1             Diversified Equity Income Fund (     )+
                   Emerging Markets Fund (     )
   EI1             Extra Income Fund (5/96)
   FI1             Federal Income Fund (     )+
   GB1             Global Bond Fund (5/96)
   GR1             Growth Fund (     )+
   IE1             International Fund (1/92)
   MF1             Managed Fund (4/86)
   ND1             New Dimensions Fund (5/96)
                   S&P 500 Index Fund (     )+
   SC1             Small Cap Advantage Fund (     )+
   SA1             Strategy Aggressive Fund (1/92)
             AIM V.I.
   1CA             Capital Appreciation Fund (5/93)
   1CD             Capital Development Fund (5/98)
             American Century
   1IF             VP International Fund (5/94)
   1VA             VP Value Fund (5/96)
             FIDELITY VIP
   1GI             III Growth & Income Portfolio (Service
                   Class) (12/96)
   1MP             III Mid Cap Portfolio (Service Class)
                   (12/98)
   1OS             Overseas Portfolio (Service Class) (12/87)
             FRANKLIN TEMPLETON VIP TRUST
   1RE             Real Estate Securities Fund - Class 2
                   (1/89)***
   1IS             Templeton International Smaller Companies
                   Fund - Class 2 (5/96)***
   1SI             Value  Securities  Fund - Class 2 (5/98)***
             GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
   1SE             CORESM Small Cap Equity Fund (2/98)
   1UE             CORESM U.S. Equity Fund (2/98)
   1MC             Mid Cap Value Fund (4/98)
             JANUS ASPEN SERIES
                   Aggressive Growth Portfolio - Service
                   Shares (     )
                   Global Technology Portfolio - Service
                   Shares (     )
                   International Growth Portfolio - Service
                   Shares (     )
             LAZARD RETIREMENT SERIES, INC.
   1IP             International Equity Portfolio (9/98)
             MFS(R) VIT
                   Growth Series - Service Class (     )
                   New Discovery Series - Service Class (    )



             PUTNAM VARIABLE TRUST
   1IN             Putnam VT International New Opportunities
                   Fund - Class IB Shares (4/98)
   1VS             Putnam VT Vista Fund - Class IB Shares
                   (1/99)
             ROYCE
   1MI             Micro-Cap Portfolio (12/96)
             THIRD AVENUE VARIABLE SERIES TRUST
   1SV             Value Portfolio (     )+
             WANGER
   1IT             International Small Cap (5/95)
   1SP             U.S. Small Cap (5/95)
             WARBURG PINCUS TRUST
   1EG             Emerging Growth Portfolio (     )+


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee and applicable surrender charges associated with the ten-year surrender charge schedule.
+  Fund  had  not   commenced   operations  as  of  Dec.  31,  1999.


**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.



Average Annual Total Return For Qualified Annuities Without Surrender For
Periods Ending Dec. 31, 1999 (To be updated upon amendment)
                                                                Performance Since Commencement of the Fund*
                                                                                                 Since
Subaccount   Investing In:                                      1 Year   5 Years  10 Years    Commencement
----------   -------------                                      ------   -------  --------    ------------
             AXPSM VARIABLE PORTFOLIO
   BC2             Blue Chip Advantage Fund+                      --%      --%       --%          --%
   BD2             Bond Fund (10/81)**
   CR2             Capital Resource Fund (10/81)
   CM2             Cash Management Fund (10/81)
   DE2             Diversified Equity Income Fund (     )+
                   Emerging Markets Fund (     )
   EI2             Extra Income Fund (5/96)
   FI2             Federal Income Fund (     )+
   GB2             Global Bond Fund (5/96)
   GR2             Growth Fund (     )+
   IE2             International Fund (1/92)
   MF2             Managed Fund (4/86)
   ND2             New Dimensions Fund (5/96)
                   S&P 500 Index Fund (     )+
   SC2             Small Cap Advantage Fund (     )+
   SA2             Strategy Aggressive Fund (1/92)
             AIM V.I.
   2CA             Capital Appreciation Fund (5/93)
   2CD             Capital Development Fund (5/98)
             American Century
   2IF             VP International Fund (5/94)
   2VA             VP Value Fund (5/96)
             FIDELITY VIP
   2GI             III Growth & Income Portfolio (Service
                   Class) (12/96)
   2MP             III Mid Cap Portfolio (Service Class)
                   (12/98)
   2OS             Overseas Portfolio (Service Class) (12/87)
             FRANKLIN TEMPLETON VIP TRUST
   2RE             Real Estate Securities Fund - Class 2
                   (1/89)***
   2IS             Templeton International Smaller Companies
                   Fund - Class 2 (5/96)***
   2SI             Value  Securities  Fund - Class 2 (5/98)***
             GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
   2SE             CORESM Small Cap Equity Fund (2/98)
   2UE             CORESM U.S. Equity Fund (2/98)
   2MC             Mid Cap Value Fund (4/98)
             JANUS ASPEN SERIES
                   Aggressive Growth Portfolio - Service
                   Shares (     )
                   Global Technology Portfolio - Service
                   Shares (     )
                   International Growth Portfolio - Service
                   Shares (     )
             LAZARD RETIREMENT SERIES, INC.
   2IP             International Equity Portfolio (9/98)
             MFS(R) VIT
                   Growth Series - Service Class (     )
                   New Discovery Series - Service Class (    )


             PUTNAM VARIABLE TRUST
   2IN             Putnam VT International New Opportunities
                   Fund - Class IB Shares (4/98)
   2VS             Putnam VT Vista Fund - Class IB Shares
                   (1/99)
             ROYCE
   2MI             Micro-Cap Portfolio (12/96)
             THIRD AVENUE VARIABLE SERIES TRUST
   2SV             Value Portfolio (     )+
             WANGER
   2IT             International Small Cap (5/95)
   2SP             U.S. Small Cap (5/95)
             WARBURG PINCUS TRUST
   2EG             Emerging Growth Portfolio (     )+


*Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee.
+ Fund had not commenced operations as of Dec. 31, 1999.


**(Commencement date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.



Average Annual Total Return For Qualified Annuities With a Seven-Year Surrender
Charge Schedule For Periods Ending Dec. 31, 1999
(To be updated upon amendment)
                                                                Performance Since Commencement of the Fund*
                                                                                                 Since
Subaccount   Investing In:                                      1 Year   5 Years  10 Years    Commencement
----------   -------------                                      ------   -------  --------    ------------
             AXPSM VARIABLE PORTFOLIO
   BC2             Blue Chip Advantage Fund+                      --%      --%       --%          --%
   BD2             Bond Fund (10/81)**
   CR2             Capital Resource Fund (10/81)
   CM2             Cash Management Fund (10/81)
   DE2             Diversified Equity Income Fund (     )+
                   Emerging Markets Fund (     )
   EI2             Extra Income Fund (5/96)
   FI2             Federal Income Fund (     )+
   GB2             Global Bond Fund (5/96)
   GR2             Growth Fund (     )+
   IE2             International Fund (1/92)
   MF2             Managed Fund (4/86)
   ND2             New Dimensions Fund (5/96)
                   S&P 500 Index Fund (     )+
   SC2             Small Cap Advantage Fund (     )+
   SA2             Strategy Aggressive Fund (1/92)
             AIM V.I.
   2CA             Capital Appreciation Fund (5/93)
   2CD             Capital Development Fund (5/98)
             American Century
   2IF             VP International Fund (5/94)
   2VA             VP Value Fund (5/96)
             FIDELITY VIP
   2GI             III Growth & Income Portfolio (Service
                   Class) (12/96)
   2MP             III Mid Cap Portfolio (Service Class)
                   (12/98)
   2OS             Overseas Portfolio (Service Class) (12/87)
             FRANKLIN TEMPLETON VIP TRUST
   2RE             Real Estate Securities Fund - Class 2
                   (1/89)***
   2IS             Templeton International Smaller Companies
                   Fund - Class 2 (5/96)***
   2SI             Value  Securities  Fund - Class 2 (5/98)***
             GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
   2SE             CORESM Small Cap Equity Fund (2/98)
   2UE             CORESM U.S. Equity Fund (2/98)
   2MC             Mid Cap Value Fund (4/98)
             JANUS ASPEN SERIES
                   Aggressive Growth Portfolio - Service
                   Shares (     )
                   Global Technology Portfolio - Service
                   Shares (     )
                   International Growth Portfolio - Service
                   Shares (     )
             LAZARD RETIREMENT SERIES, INC.
   2IP             International Equity Portfolio (9/98)
             MFS(R) VIT
                   Growth Series - Service Class (     )
                   New Discovery Series - Service Class (    )



             PUTNAM VARIABLE TRUST
   2IN             Putnam VT International New Opportunities
                   Fund - Class IB Shares (4/98)
   2VS             Putnam VT Vista Fund - Class IB Shares
                   (1/99)
             ROYCE
   2MI             Micro-Cap Portfolio (12/96)
             THIRD AVENUE VARIABLE SERIES TRUST
   2SV             Value Portfolio (     )+
             WANGER
   2IT             International Small Cap (5/95)
   2SP             U.S. Small Cap (5/95)
             WARBURG PINCUS TRUST
   2EG             Emerging Growth Portfolio (     )+


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee and applicable surrender charges associated with the seven-year surrender charge schedule.
+  Fund  had  not   commenced   operations  as  of  Dec.  31,  1999.


**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.



Average Annual Total Return For Qualified Annuities With a Ten-Year Surrender
Charge Schedule For Periods Ending Dec. 31, 1999
(To be updated upon amendment)
                                                                Performance Since Commencement of the Fund*
                                                                                                 Since
Subaccount   Investing In:                                      1 Year   5 Years  10 Years    Commencement
----------   -------------                                      ------   -------  --------    ------------
             AXPSM VARIABLE PORTFOLIO
   BC2             Blue Chip Advantage Fund+                      --%      --%       --%          --%
   BD2             Bond Fund (10/81)**
   CR2             Capital Resource Fund (10/81)
   CM2             Cash Management Fund (10/81)
   DE2             Diversified Equity Income Fund (     )+
                   Emerging Markets Fund (     )
   EI2             Extra Income Fund (5/96)
   FI2             Federal Income Fund (     )+
   GB2             Global Bond Fund (5/96)
   GR2             Growth Fund (     )+
   IE2             International Fund (1/92)
   MF2             Managed Fund (4/86)
   ND2             New Dimensions Fund (5/96)
                   S&P 500 Index Fund (     )+
   SC2             Small Cap Advantage Fund (     )+
   SA2             Strategy Aggressive Fund (1/92)
             AIM V.I.
   2CA             Capital Appreciation Fund (5/93)
   2CD             Capital Development Fund (5/98)
             American Century
   2IF             VP International Fund (5/94)
   2VA             VP Value Fund (5/96)
             FIDELITY VIP
   2GI             III Growth & Income Portfolio (Service
                   Class) (12/96)
   2MP             III Mid Cap Portfolio (Service Class)
                   (12/98)
   2OS             Overseas Portfolio (Service Class) (12/87)
             FRANKLIN TEMPLETON VIP TRUST
   2RE             Real Estate Securities Fund - Class 2
                   (1/89)***
   2IS             Templeton International Smaller Companies
                   Fund - Class 2 (5/96)***
   2SI             Value  Securities  Fund - Class 2 (5/98)***
             GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
   2SE             CORESM Small Cap Equity Fund (2/98)
   2UE             CORESM U.S. Equity Fund (2/98)
   2MC             Mid Cap Value Fund (4/98)
             JANUS ASPEN SERIES
                   Aggressive Growth Portfolio - Service
                   Shares (     )
                   Global Technology Portfolio - Service
                   Shares (     )
                   International Growth Portfolio - Service
                   Shares (     )
             LAZARD RETIREMENT SERIES, INC.
   2IP             International Equity Portfolio (9/98)
             MFS(R) VIT
                   Growth Series - Service Class (     )
                   New Discovery Series - Service Class (    )



             PUTNAM VARIABLE TRUST
   2IN             Putnam VT International New Opportunities
                   Fund - Class IB Shares (4/98)
   2VS             Putnam VT Vista Fund - Class IB Shares
                   (1/99)
             ROYCE
   2MI             Micro-Cap Portfolio (12/96)
             THIRD AVENUE VARIABLE SERIES TRUST
   2SV             Value Portfolio (     )+
             WANGER
   2IT             International Small Cap (5/95)
   2SP             U.S. Small Cap (5/95)
             WARBURG PINCUS TRUST
   2EG             Emerging Growth Portfolio (     )+


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee and applicable surrender charges associated with the ten-year surrender charge schedule.
+  Fund  had  not   commenced   operations  as  of  Dec.  31,  1999.


**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b)  less  a  pro  rata  share  of  the subaccount   expenses  accrued
              over  the  period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include:
o    the effect of any applicable surrender charge, or
o    any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                  d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the settlement date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the settlement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any surrender charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS
(To be added upon amendment)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

         AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITYSM -BAND 3

                          IDS Life Variable Account 10


                                   May 1, 2000


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company


200 AXP Financial Center
Minneapolis, MN  55474


800-437-0602

                                TABLE OF CONTENTS

Performance Information.....................................................p.

Calculating Annuity Payouts.................................................p.

Rating Agencies.............................................................p.

Principal Underwriter.......................................................p.

Independent Auditors........................................................p.

Financial Statements

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts begin investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



Average Annual Total Return For Periods Ending Dec. 31, 1999
(To be updated upon amendment)
                                                               Performance Since Commencement of the Fund*
                                                                                                 Since
Subaccount    Investing In:                                   1 Year   5 Years   10 Years    Commencement
----------    -------------                                   ------   -------   --------    ------------
              AXPSM VARIABLE PORTFOLIO
      BC3           Blue Chip Advantage Fund+                  --%       --%       --%            --%
      BD3           Bond Fund (10/81)**
      CR3           Capital Resource Fund (10/81)
      CM3           Cash Management Fund (10/81)
      DE3           Diversified Equity Income Fund+
                    Emerging Markets Fund
      EI3           Extra Income Fund (5/96)
      FI3           Federal Income Fund+
      GB3           Global Bond Fund (5/96)
      GR3           Growth Fund+
      IE3           International Fund (1/92)
      MF3           Managed Fund (4/86)
      ND3           New Dimensions Fund (5/96)
                    S&P 500 Index Fund
      SC3           Small Cap Advantage Fund+
      SA3           Strategy Aggressive Fund (1/92)
              AIM V.I.
      3CA           Capital Appreciation Fund (5/93)
      3CD           Capital Development Fund (5/98)
              American Century
      3IF           VP International Fund (5/94)
      3VA           VP Value Fund (5/96)
              FIDELITY VIP
      3GI           III Growth & Income Portfolio (Service
                    Class) (12/96)
      3MP           III Mid Cap Portfolio (Service Class)
                    (12/98)
      3OS           Overseas Portfolio (Service Class)
                    (12/87)
              FRANKLIN TEMPLETON VIP TRUST
      3RE           Real Estate Securities Fund - Class 2
                    (1/89)***
      3IS           Templeton International Smaller
                    Companies Fund - Class 2 (5/96)***
      3SI           Value Securities Fund - Class 2
                    (5/98)***
              GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
      3SE           CORESM Small Cap Equity Fund (2/98)
      3UE           CORESM U.S. Equity Fund (2/98)
      3MC           Mid Cap Value Fund (4/98)
               JANUS ASPEN SERIES
                    Aggressive Growth Portfolio - Services
                    Shares
                    Global Technology Portfolio - Services
                    Shares
                    International Growth Portfolio -
                    Services Shares
              LAZARD RETIREMENT SERIES, INC.
      3IP           International Equity Portfolio (9/98)
               MFS(R)  VIT
                    Growth Series - Service Class
                    New Discovery Series - Service Class

              PUTNAM VARIABLE TRUST
      3IN           Putnam VT International New
                    Opportunities Fund - Class IB Shares
                    (4/98)
      3VS           Putnam VT Vista Fund - Class IB Shares
                    (1/99)
              ROYCE
      3MI           Micro-Cap Portfolio (12/96)
              THIRD AVENUE VARIABLE SERIES TRUST
      3SV           Value Portfolio+
              WANGER
      3IT           International Small Cap (5/95)
      3SP           U.S. Small Cap (5/95)
              WARBURG PINCUS TRUST
      3EG           Emerging Growth Portfolio+



*Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.55% mortality and expense risk fee.
+ Fund had not commenced operations as of Dec. 31, 1999.


**(Commencement date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o    any declared dividends,
o the value of any shares purchased with dividends paid during the period, and
o    any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                 d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the settlement date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the settlement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any surrender charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS
(To be added upon amendment)

PART C.

Item 24. Financial Statements and Exhibits

(a) Financial statements included in Part B of this Registration Statement to be added upon amendment

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049), filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1      Certificate  of   Incorporation   of  IDS  Life  dated  July  24, 1957,
         filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life  filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407   is
         incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.1(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated Oct. 7, 1996, filed electronically as
         Exhibit 8.1(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.2(a) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.2(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and American Century Investment Management, Inc. and American Century Variable Portfolios, Inc., dated April 15, 1999, filed electronically as Exhibit 8.2(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.3 Form of Participation Agreement between IDS Life Insurance Company and Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co., undated, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.4(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated April 30, 1999, filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.5 Form of Participation Agreement between IDS Life Insurance Company and Royce Capital Fund and Royce & Associates, Inc., undated, filed electronically as Exhibit 8.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.6(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.6(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated April 30, 1999, filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered, to be filed by amendment.

10.      Consent of Independent Auditors, to be filed by amendment.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, to be filed by amendment.

14.      Not applicable.

15(a) Power of Attorney to sign this Registration Statement dated March 12, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No.2 to Registration Statement No.
         33-62407, is incorporated herein by reference.

15(b) Power of Attorney to sign this Registration Statement dated April 9, 1998, filed electronically as Exhibit 15(b) to Post-Effective Amendment No. 3 to Registration Statement No. 33-62407, is incorporated by reference.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)


Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------
                                      IDS Tower 10
Timothy V. Bechtold                   Minneapolis, MN  55440                    Executive Vice President, Risk
                                                                                Management Products
                                      IDS Tower 10
David J. Berry                        Minneapolis, MN  55440                    Vice President

                                      IDS Tower 10
Mark W. Carter                        Minneapolis, MN  55440                    Executive Vice President, Marketing

                                      IDS Tower 10
Robert M. Elconin                     Minneapolis, MN  55440                    Vice President

                                      IDS Tower 10
Lorraine R. Hart                      Minneapolis, MN  55440                    Vice President, Investments

                                      IDS Tower 10
Jeffrey S. Horton                     Minneapolis, MN  55440                    Vice President, Treasurer and
                                                                                Assistant Secretary
                                      IDS Tower 10
David R. Hubers                       Minneapolis, MN  55440                    Director

                                      IDS Tower 10
James M. Jensen                       Minneapolis, MN  55440                    Vice President, Insurance Product
                                                                                Development
                                      IDS Tower 10
Richard W. Kling                      Minneapolis, MN  55440                    Director and President

                                      IDS Tower 10
Paul F. Kolkman                       Minneapolis, MN  55440                    Director and Executive Vice President

                                      IDS Tower 10
Paula R. Meyer                        Minneapolis, MN  55440                    Director and Executive Vice President,
                                                                                Assured Assets
                                      IDS Tower 10
Pamela J. Moret                       Minneapolis, MN  55440                    Executive Vice President, Variable
                                                                                Assets
                                      IDS Tower 10
Barry J. Murphy                       Minneapolis, MN  55440                    Director and Executive Vice President,
                                                                                Client Service
                                      IDS Tower 10
James R. Palmer                       Minneapolis, MN  55440                    Vice President, Taxes

                                      IDS Tower 10
Stuart A. Sedlacek                    Minneapolis, MN  55440                    Director and Executive Vice President

                                      IDS Tower 10
William A. Stoltzmann                 Minneapolis, MN  55440                    Vice President, General Counsel and
                                                                                Secretary
                                      IDS Tower 10
Philip C. Wentzel                     Minneapolis, MN  55440                    Vice President and Controller


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama


     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota



Item 27. Number of Contractowners

                  Not applicable.

Item 28. Indemnification

     The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b) This table is the same as our response to Item 25 of this Registration Statement.

(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         IDS Life Insurance            [ _______ ]        [ ________ ]          None              None
         Company


To be updated upon amendment

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         IDS Tower 10
         Minneapolis, MN

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of February, 2000.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                                          (Sponsor)

                                    By /s/  Richard W. Kling*
                                            Richard W. Kling
                                            President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of February, 2000.

Signature                                            Title

/s/  Jeffrey S. Horton**                          Vice President, Treasurer and
     Jeffrey S. Horton                            Assistant Secretary

/s/  David R. Hubers*                             Director
     David R. Hubers

/s/  Richard W. Kling*                            Director, President and Chief
     Richard W. Kling                             Executive Officer


/s/  Paul F. Kolkman*                             Director and Executive Vice
     Paul F. Kolkman                              President

/s/  James A. Mitchell*                           Director and Chairman of the
     James A. Mitchell                            Board

/s/  Barry J. Murphy*                             Director and Executive Vice
     Barry J. Murphy                              President, Client Service

/s/  Stuart A. Sedlacek*                          Director and Executive Vice
     Stuart A. Sedlacek                           President

/s/  Philip C. Wentzel**                          Vice President and Controller
     Philip C. Wentzel

*Signed pursuant to Power of Attorney dated March 12, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

**Signed pursuant to Power of Attorney dated April 9, 1998, filed electronically as Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement No. 33-62407, is incorporated herein by reference.




/s/  Mary Ellyn Minenko
     Mary Ellyn Minenko

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 1 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     The signatures.